Contingencies - Summary of Contingencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 252	$ 228
Estimated financial effect of contingent liabilities	1,302	1,357
Civil [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	135	114
Labor [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	156	176
Tax [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	1,011	1,067
Civil [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	56	48
Labor [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	14	10
Tax [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 182	$ 170